                     COLUMBIA FUNDS VARIABLE INSURANCE TRUST
                       COLUMBIA ASSET ALLOCATION FUND, VS
                                  (THE "FUND")
                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2006

          The paragraphs describing the portfolio managers for the small cap growth stock sleeve of the Fund under the section TRUST MANAGEMENT
     ORGANIZATIONS: PORTFOLIO MANAGERS are restated in their entirety to reflect the addition of Mr. Christian Pineno as lead manager of that sleeve. Additionally, the paragraphs within the same section describing the portfolio managers for the mid cap growth stocks are restated in their entirety to reflect the current management of that team.:

SMALL CAP GROWTH STOCKS

          CHRISTIAN PINENO, a portfolio manager of Columbia Advisors, is the lead manager for the portion of the Fund allocated to the small cap growth stocks category. Mr. Pineno assumed his present responsibilities with respect to the Fund in October, 2006. Previously, Mr. Pineno served as lead manager of the small cap growth sleeve of the Fund from June, 2005 to December, 2005. Mr. Pineno has been associated with Columbia Advisors or its predecessors since July, 1995.

          DANIEL H. COLE, a portfolio manager of Columbia Advisors, is a manager for the portion of the Fund allocated to the small cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Cole has been associated with Columbia Advisors or its predecessors since September, 2001. Prior to September, 2001, Mr. Cole was a portfolio manager and analyst with Neuberger Berman, LLC from July, 1999 to September, 2001.

          DANIELE M. DONAHOE, a portfolio manager of Columbia Advisors, is a manager for the portion of the Fund allocated to the small cap growth stocks category and has co-managed that portion of the Fund since December, 2005. Ms. Donahoe has been associated with Columbia Advisors or its predecessors since July, 2002. Prior to joining, Ms. Donahoe was an associate in the equity research department at Citigroup from 1999 to 2001.

          JON MICHAEL MORGAN, a portfolio manager of Columbia Advisors, is a manager for the portion of the Fund allocated to the small cap growth stocks category and has co-managed that portion of the Fund since December, 2005. Mr. Morgan has been associated with Columbia Advisors or its predecessors since July, 2000.

          CLIFFORD D. SIVERD, a portfolio manager of Columbia Advisors, is a manager for the portion of the Fund allocated to the small cap growth stocks category and has co-managed that portion of the Fund since December, 2005. Mr. Siverd has been associated with Columbia Advisors or its predecessors since April, 2001. Prior to joining, Mr. Siverd was a vice president of institutional equity sales at Suntrust Robinson-Humphry.

MID CAP GROWTH STOCKS

          WAYNE M. COLLETTE, a vice president of Columbia Advisors, is a co-manager for the portion of the Asset Allocation Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Asset Allocation Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since March, 2001. Prior to March, 2001, Mr. Collette was an associate portfolio manager with Neuberger Berman, LLC from 1999 to 2001.

          J. MICHAEL KOSICKI, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Asset Allocation Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Asset Allocation Fund since February, 2006. Mr. Kosicki has been associated with Columbia Advisors or its predecessors since November, 2004. Prior to November, 2004, Mr. Kosicki was with Fidelity Investments from 1993 to 2004, most recently as an equity analyst.

          GEORGE J. MYERS, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Asset Allocation Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Asset Allocation Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since October, 2004. Prior to October, 2004, Mr. Myers was a portfolio manager from 2003 to 2004 and an assistant portfolio manager from 2000 to 2002 with Dresdner RCM Global Investors.

          THEODORE R. WENDELL, a vice president of Columbia Advisors, is a co-manager for the portion of the Asset Allocation Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Asset Allocation Fund since February, 2006. Mr. Wendell has been associated with Columbia Advisors or its predecessors since July, 2000.

                                                                October 13, 2006

                     COLUMBIA FUNDS VARIABLE INSURANCE TRUST
                     COLUMBIA SMALL COMPANY GROWTH FUND, VS
                                  (THE "FUND")
                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2006

     The paragraphs describing the portfolio managers for the Fund under the section TRUST MANAGEMENT ORGANIZATIONS: PORTFOLIO MANAGERS are restated in their entirety to reflect the addition of Mr. Christian Pineno as lead manager for that Fund.:

CHRISTIAN PINENO, a portfolio manager of Columbia Advisors, is the lead manager for the Fund. Mr. Pineno assumed his present responsibilities with respect to the Fund in October, 2006. Previously, Mr. Pineno served as lead manager of the Fund from June, 2005 to December, 2005. Mr. Pineno has been associated with Columbia Advisors or its predecessors since July, 1995.

DANIEL H. COLE, a portfolio manager of Columbia Advisors, is a manager for the Fund and has co-managed the Fund since June, 2005. Mr. Cole has been associated with Columbia Advisors or its predecessors since September, 2001. Prior to September, 2001, Mr. Cole was a portfolio manager and analyst with Neuberger Berman, LLC from July, 1999 to September, 2001.

DANIELE M. DONAHOE, a portfolio manager of Columbia Advisors, is a manager for the Fund and has co-managed the Fund since December, 2005. Ms. Donahoe has been associated with Columbia Advisors or its predecessors since July, 2002. Prior to joining, Ms. Donahoe was an associate in the equity research department at Citigroup from 1999 to 2001.

JON MICHAEL MORGAN, a portfolio manager of Columbia Advisors, is a manager for the Fund and has co-managed the Fund since December, 2005. Mr. Morgan has been associated with Columbia Advisors or its predecessors since July, 2000.

CLIFFORD D. SIVERD, a portfolio manager of Columbia Advisors, is a manager for the Fund and has co-managed the Fund since December, 2005. Mr. Siverd has been associated with Columbia Advisors or its predecessors since April, 2001. Prior to joining, Mr. Siverd was a vice president of institutional equity sales at Suntrust Robinson-Humphry.

                                                                October 13, 2006

                     COLUMBIA FUNDS VARIABLE INSURANCE TRUST
                       COLUMBIA ASSET ALLOCATION FUND, VS
                                  (THE "FUND")
                        SUPPLEMENT DATED OCTOBER 13, 2006
             TO THE STATEMENT OF ADDITIONAL INFORMATION MAY 1, 2006

     Effective immediately, the following information as pertains to the small cap growth sleeve of the Fund is revised adding information relating to Mr. Christian Pineno who has assumed responsibility of lead manager of that sleeve:

     - The following is added to the table under the heading "Other Accounts Managed by the Portfolio Managers":

                 OTHER SEC-REGISTERED              OTHER POOLED
            OPEN-END AND CLOSED-END FUNDS      INVESTMENT VEHICLES           OTHER ACCOUNTS
            -----------------------------   -------------------------   ------------------------
               NUMBER                        NUMBER                      NUMBER
PORTFOLIO        OF                            OF                          OF
 MANAGER      ACCOUNTS       ASSETS         ACCOUNTS       ASSETS       ACCOUNTS       ASSETS
---------     --------   --------------     --------   --------------   --------   -------------
Christian
   Pineno         4      $687.8 million         3      $125.5 million       7      $36.6 million

Account information is provided as of September 30, 2006.

     - The following is added to the table under the heading "Ownership of Securities":

                    DOLLAR RANGE OF EQUITY SECURITIES
PORTFOLIO MANAGER     IN THE FUND BENEFICIALLY OWNED
-----------------   ---------------------------------
Christian Pineno                    $0

Account information is provided as of September 30, 2006.

     -    The following is added to the table under the heading "Compensation":

PORTFOLIO MANAGER                PEER GROUP                 PERFORMANCE BENCHMARK
-----------------   -------------------------------------   ----------------------
Christian Pineno    Morningstar VIT Small Growth Category     Russell 2000 Growth
                      Morningstar Small Growth Category       Total Return Index

                                                                October 13, 2006

                     COLUMBIA FUNDS VARIABLE INSURANCE TRUST
                     COLUMBIA SMALL COMPANY GROWTH FUND, VS
                                  (THE "FUND")
                        SUPPLEMENT DATED OCTOBER 13, 2006
             TO THE STATEMENT OF ADDITIONAL INFORMATION MAY 1, 2006

     Effective immediately, the following information as pertains to the Fund is revised adding information relating to Mr. Christian Pineno who has assumed responsibility of lead manager of that Fund:

     - The following is added to the table under the heading "Other Accounts Managed by the Portfolio Managers":

                 OTHER SEC-REGISTERED              OTHER POOLED
            OPEN-END AND CLOSED-END FUNDS      INVESTMENT VEHICLES           OTHER ACCOUNTS
            -----------------------------   -------------------------   ------------------------
               NUMBER                        NUMBER                      NUMBER
PORTFOLIO        OF                            OF                          OF
 MANAGER      ACCOUNTS       ASSETS         ACCOUNTS       ASSETS       ACCOUNTS       ASSETS
---------     --------   --------------     --------   --------------   --------   -------------
Christian
   Pineno         4      $602.5 million         3      $125.5 million       7      $36.6 million

Account information is provided as of September 30, 2006.

     - The following is added to the table under the heading "Ownership of Securities":

                    DOLLAR RANGE OF EQUITY SECURITIES
PORTFOLIO MANAGER     IN THE FUND BENEFICIALLY OWNED
-----------------   ---------------------------------
Christian Pineno                    $0

Account information is provided as of September 30, 2006.

     -    The following is added to the table under the heading "Compensation":

PORTFOLIO MANAGER                 PEER GROUP                PERFORMANCE BENCHMARK
-----------------   -------------------------------------   ---------------------
Christian Pineno    Morningstar VIT Small Growth Category   Russell 2000 Growth
                      Morningstar Small Growth Category      Total Return Index

                                                                October 13, 2006